Copel’s plants with the right to extend the concession, pursuant to Aneel Ratification Resolution No, 2.919 of August 03, 2021 and No. 2.932, of September 17, 2021, are listed below: (Details) - Copel Plants [Member]
12 Months Ended
Dec. 31, 2021
R E H 29192021 [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	REH 2.919/2021
R E H 29192021 [Member] | Apucaraninha [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	APUCARANINHA
Lease End Date (Current)	10.12.2025
Extension (days)	472
Concession end date (After adhesion)	01.27.2027
Interest %	100.00%
R E H 29192021 [Member] | Cachoeira Gps [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	CAPIVARI/CACHOEIRA(GPS)
Lease End Date (Current)	01.05.2046
Extension (days)	2,555
Concession end date (After adhesion)	01.03.2053
Interest %	100.00%
R E H 29192021 [Member] | Cavernoso [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	CAVERNOSO
Lease End Date (Current)	01.07.2031
Extension (days)	898
Concession end date (After adhesion)	06.23.2033
Interest %	100.00%
R E H 29192021 [Member] | Chamine [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	CHAMINE
Lease End Date (Current)	08.16.2026
Extension (days)	717
Concession end date (After adhesion)	08.02.2028
Interest %	100.00%
R E H 29192021 [Member] | Derivacaod Do Rio Jordao [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	DERIVAÇÃO DO RIO JORDÃO
Lease End Date (Current)	11.15.2029
Extension (days)	949
Concession end date (After adhesion)	06.21.2032
Interest %	100.00%
R E H 29192021 [Member] | Guaricana [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	GUARICANA
Lease End Date (Current)	08.16.2026
Extension (days)	705
Concession end date (After adhesion)	07.21.2028
Interest %	100.00%
R E H 29192021 [Member] | Saltocaxias [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	SALTO CAXIAS (GJR)
Lease End Date (Current)	05.04.2030
Extension (days)	1,051
Concession end date (After adhesion)	03.20.2033
Interest %	100.00%
R E H 29192021 [Member] | Saojorge [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	SAO JORGE
Lease End Date (Current)	12.03.2024
Extension (days)	598
Concession end date (After adhesion)	07.24.2026
Interest %	100.00%
R E H 29192021 [Member] | Segredo
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	SEGREDO (GNB)
Lease End Date (Current)	11.15.2029
Extension (days)	1,045
Concession end date (After adhesion)	09.25.2032
Interest %	100.00%
R E H 29322021 [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	REH 2.932/2021
R E H 29322021 [Member] | Cavernoso 2 [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	CAVERNOSO 2
Lease End Date (Current)	02.28.2046
Extension (days)	1,742
Concession end date (After adhesion)	12.06.2050
Interest %	100.00%
R E H 29322021 [Member] | Colider [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	COLÍDER
Lease End Date (Current)	01.17.2046
Extension (days)	13
Concession end date (After adhesion)	01.30.2046
Interest %	100.00%
R E H 29322021 [Member] | Gov Bento Munhoz [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	FDA
[custom:Plant]	GOV. BENTO MUNHOZ
Lease End Date (Current)	09.17.2023
Extension (days)	461
Concession end date (After adhesion)	12.21.2024
Interest %	100.00%
R E H 29322021 [Member] | Maua [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	MAUA
Lease End Date (Current)	07.03.2042
Extension (days)	1,789
Concession end date (After adhesion)	05.27.2047
Interest %	51.00%
R E H 29322021 [Member] | Uhebaixo Iguacu [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	Copel GeT
[custom:Plant]	UHE BAIXO IGUAÇU
Lease End Date (Current)	10.30.2049
Extension (days)	34
Concession end date (After adhesion)	12.03.2049
Interest %	30.00%
R E H 29322021 [Member] | Fundao [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	ELEJOR
[custom:Plant]	FUNDÃO
Lease End Date (Current)	05.28.2037
Extension (days)	1,110
Concession end date (After adhesion)	06.11.2040
Interest %	70.00%
R E H 29322021 [Member] | Santaclara [Member]
IfrsStatementLineItems [Line Items]
Aneel Homologation	ELEJOR
[custom:Plant]	SANTA CLARA
Lease End Date (Current)	05.28.2037
Extension (days)	1078
Concession end date (After adhesion)	05.10.2040
Interest %	70.00%